Inventories, net (Tables)	12 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Schedule of inventories, net
	As of June 30,
	2025	2024
	US$	US$

Medicines and medical devices	106,415	188,274
Less: Allowance for stock obsolescence	(2,501)	(24,281)
Total inventories, net	103,914	163,993

Schedule of allowance for stock obsolescence

Movements of allowance for stock obsolescence are as follows:

	As of June 30,
	2025	2024
	US$	US$

Allowance for stock obsolesces, beginning balance	24,281	24,331
Reversal	(21,172)	-
Exchange difference	(608)	(50)
Allowance for stock obsolesces ending balance	2,501	24,281